intangible assets and goodwill	6 Months Ended
Jun. 30, 2019
intangible assets and goodwill
intangible assets and goodwill

18  intangible assets and goodwill

(a)  Intangible assets and goodwill, net

						Intangible
						assets with
	Intangible assets subject to amortization					indefinite lives
	Customer contracts,								Total
	related customer		Access to	Assets			Total		intangible
	relationships and		rights-of-way	under		Spectrum	intangible		assets and
(millions)	subscriber base [1]	Software	and other	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
As at January 1, 2019	$616	$5,092	$103	$341	$6,152	$8,694	$14,846	$5,111	$19,957
Additions	—	27	6	266	299	931	1,230	—	1,230
Additions arising from business acquisitions (b)	62	49	—	—	111	—	111	170	281
Dispositions, retirements and other (including capitalized interest (see Note 9))	(5)	(126)	(1)	—	(132)	4	(128)	(3)	(131)
Assets under construction put into service	—	334	—	(334)	—	—	—	—	—
Net foreign exchange differences	(6)	—	—	—	(6)	—	(6)	(26)	(32)
As at June 30, 2019	$667	$5,376	$108	$273	$6,424	$9,629	$16,053	$5,252	$21,305
ACCUMULATED AMORTIZATION
As at January 1, 2019	$226	$3,621	$65	$—	$3,912	$—	$3,912	$364	$4,276
Amortization	28	280	2	—	310	—	310	—	310
Dispositions, retirements and other	(8)	(125)	(1)	—	(134)	—	(134)	—	(134)
As at June 30, 2019	$246	$3,776	$66	$—	$4,088	$—	$4,088	$364	$4,452
NET BOOK VALUE
As at December 31, 2018	$390	$1,471	$38	$341	$2,240	$8,694	$10,934	$4,747	$15,681
As at June 30, 2019	$421	$1,600	$42	$273	$2,336	$9,629	$11,965	$4,888	$16,853
(1)	The opening balances of customer contracts, related customer relationships and subscriber base, and goodwill, have been adjusted as set out in (c).
(2)	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

As at June 30, 2019, our contractual commitments for the acquisition of intangible assets totalled $28 million over a period ending December 31, 2021 (December 31, 2018 – $59 million over a period ending December 31, 2021).

Innovation, Science and Economic Development Canada’s 600 MHz auction occurred during the period from March 14, 2019, through April 4, 2019. We were the successful auction participant on 12 spectrum licences for a total purchase price of $931 million.

(b)  Business acquisitions

See Note 2(b) for changes to IFRS-IASB which are not yet effective and have not yet been applied.

Telecommunications business

On January 14, 2019, we acquired a telecommunications business complementary to our existing lines of business, for consideration consisting of cash and accounts payable and accrued liabilities of $74 million and TELUS Corporation Common Shares of $38 million. The investment was made with a view to growing our managed network, cloud, security and unified communications services.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). A portion of the amount assigned to goodwill is expected to be deductible for income tax purposes.

Individually immaterial transactions

During the six-month period ended June 30, 2019, we acquired 100% ownership of businesses complementary to our existing lines of business. The primary factor that gave rise to the recognition of goodwill was the earnings capacity of the acquired businesses in excess of the net tangible and intangible assets acquired (such excess arising from the low level of tangible assets relative to the earnings capacities of the businesses). A portion of the amounts assigned to goodwill may be deductible for income tax purposes.

Acquisition-date fair values

Acquisition-date fair values assigned to the assets acquired and liabilities assumed are set out in the following table:

		Individually
	Telecommunications	immaterial
	business	transactions	Total [1]
Assets
Current assets
Cash	$2	$4	$6
Accounts receivable [2]	5	7	12
Other	1	3	4
	8	14	22
Non-current assets
Property, plant and equipment
Owned assets	6	33	39
Right-of-use lease assets	2	2	4
Intangible assets subject to amortization [3]	35	76	111
	43	111	154
Total identifiable assets acquired	51	125	176
Liabilities
Current liabilities
Accounts payable and accrued liabilities	19	9	28
Advance billings and customer deposits	4	2	6
	23	11	34
Non-current liabilities
Long-term debt	2	2	4
Deferred income taxes	5	5	10
	7	7	14
Total liabilities assumed	30	18	48
Net identifiable assets acquired	21	107	128
Goodwill	91	79	170
Net assets acquired	$112	$186	$298
Acquisition effected by way of:
Cash consideration	$62	$129	$191
Accounts payable and accrued liabilities	12	13	25
Issue of TELUS Corporation Common Shares	38	34	72
Pre-existing relationship effectively settled	—	10	10
	$112	$186	$298
(1)

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

(2)

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.

(3)

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over periods of 8 years; software is expected to be amortized over a period of 5 years.

Pro forma disclosures

The following pro forma supplemental information represents certain results of operations as if the business acquisitions noted above had been completed at the beginning of the fiscal 2019 year.

	Three months		Six months
Periods ended June 30, 2019 (millions except per share amounts)	As reported [1]	Pro forma [2]	As reported [1]	Pro forma [2]
Operating revenues	$3,597	$3,599	$7,103	$7,117
Net income	$520	$520	$957	$953
Net income per Common Share
Basic	$0.86	$0.86	$1.57	$1.57
Diluted	$0.86	$0.86	$1.57	$1.57
(1)

Operating revenues and net income for the three-month period ended June 30, 2019, include $10 and $2, respectively, in respect of the telecommunications business. Operating revenues and net income for the six-month period ended June 30, 2019, include $19 and $4, respectively, in respect of the telecommunications business.

(2)

Pro forma amounts for the three-month and six-month periods ended June 30, 2019, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

The pro forma supplemental information is based on estimates and assumptions that are believed to be reasonable. The pro forma supplemental information is not necessarily indicative of our consolidated financial results in future periods or the actual results that would have been realized had the business acquisitions been completed at the beginning of the periods presented. The pro forma supplemental information includes incremental property, plant and equipment depreciation, intangible asset amortization, financing and other charges as a result of the acquisitions, net of the related tax effects.

(c)  Business acquisition – prior period

In 2018, we acquired Medisys Health Group Inc., a business complementary to our existing lines of healthcare business. As at December 31, 2018, the purchase price allocation had not been finalized. During the six-month period ended June 30, 2019, preliminary acquisition-date values assigned for customer relationships, goodwill, advance billings and customer deposits, other long-term liabilities and deferred incomes taxes were increased (decreased) by $(22 million), $14 million, $3 million, $(7 million) and $(4 million), respectively; as required by IFRS-IASB, comparative amounts have been adjusted so as to reflect those increases effective the acquisition date.